Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

(together, the “Company”)

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”):

Re: BFLD Commercial Mortgage Trust 2024-UNIV – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BFLD 2024-UNIV_Accounting Tape_Final.xlsx” provided by the Company on October 15, 2024 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 11 related mortgaged properties (the “Mortgaged Properties”) as of November 9, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BFLD Commercial Mortgage Trust 2024-UNIV, Commercial Mortgage Pass-Through Certificates, Series 2024-UNIV (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Assumed One-month Term SOFR” means the one-month Term SOFR rate of 4.78385% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed Mortgage Loan Spread” means the assumed mortgage loan spread of 2.35000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Mezzanine Loan Spread” means the assumed mezzanine loan spread of 5.33600% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Term SOFR Cap” means the SOFR cap rate of 4.75000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Assumed One-month Term SOFR, Assumed Mortgage Loan Spread, Mezzanine Loan Spread, Term SOFR Cap and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

2

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

October 16, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip	Appraisal Report, Engineering Report
Market	Underwriting File
Housing Style	Underwriting File
University	Underwriting File
University Classification	Underwriting File
Year Built	Appraisal Report, Engineering Report, RealPage Screenshot
Year Renovated	Appraisal Report, Engineering Report
Total Units	Underwriting File
Total Beds	Underwriting File
Unit of Measure	Underwriting File
Occupancy (%)	Underwriting File
Occupancy (%) Date	Underwriting File
In-State Tuition	Underwriting File
Distance to Campus (miles)	Underwriting File
Ownership Interest	Title Policy
Mortgage Loan Closing Date Balance	Draft Loan Agreement
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Mezzanine Loan Closing Date Balance	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Mezzanine Loan Maturity Date Balance	Draft Loan Agreement
Individual Appraised Value Date	Appraisal Report
Aggregate Individual Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Draft Loan Agreement
Term SOFR Lookback Days	Draft Loan Agreement
Term SOFR Cap Expiration Date	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Provided by the Company
Floating Rate Component Prepayment Provision	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
AY '22/'23 RPLB	Underwriting File
AY '23/'24 RPLB	Underwriting File
AY '24/'25 RPLB	Underwriting File
AY '24/'25 Current RPLB (September '24)	Underwriting File
AY '25/'26 Budget RPLB	Underwriting File
AY '22/'23 Leased %	Underwriting File
AY '23/'24 Leased %	Underwriting File
AY '24/'25 Leased %	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
University Enrollment 17-18	Underwriting File
University Enrollment 18-19	Underwriting File
University Enrollment 19-20	Underwriting File
University Enrollment 20-21	Underwriting File
University Enrollment 21-22	Underwriting File
University Enrollment 22-23	Underwriting File
University Enrollment 23-24	Underwriting File
University Enrollment 24-25	Underwriting File
University Enrollment 25-26	Underwriting File
University Enrollment 26-27	Underwriting File
Gross Potential Rent May 2024 TTM	Underwriting File
Gross Potential Rent Sponsor Academic Year 2024/2025 Budget	Underwriting File
Gross Potential Rent UW	Underwriting File
Operating Vacancy May 2024 TTM	Underwriting File
Operating Vacancy Sponsor Academic Year 2024/2025 Budget	Underwriting File
Operating Vacancy UW	Underwriting File
Non-Revenue Bed Vacancy May 2024 TTM	Underwriting File
Non-Revenue Bed Vacancy Sponsor Academic Year 2024/2025 Budget	Underwriting File
Non-Revenue Bed Vacancy UW	Underwriting File
Gross Potential Income May 2024 TTM	Underwriting File
Gross Potential Income Sponsor Academic Year 2024/2025 Budget	Underwriting File
Gross Potential Income UW	Underwriting File
Contractual Fee Income May 2024 TTM	Underwriting File
Contractual Fee Income Sponsor Academic Year 2024/2025 Budget	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Contractual Fee Income UW	Underwriting File
Utility Reimbursements May 2024 TTM	Underwriting File
Utility Reimbursements Sponsor Academic Year 2024/2025 Budget	Underwriting File
Utility Reimbursements UW	Underwriting File
Collection Loss May 2024 TTM	Underwriting File
Collection Loss Sponsor Academic Year 2024/2025 Budget	Underwriting File
Collection Loss UW	Underwriting File
Other Income May 2024 TTM	Underwriting File
Other Income Sponsor Academic Year 2024/2025 Budget	Underwriting File
Other Income UW	Underwriting File
Net Commercial Rent May 2024 TTM	Underwriting File
Net Commercial Rent Sponsor Academic Year 2024/2025 Budget	Underwriting File
Net Commercial Rent UW	Underwriting File
Effective Gross Income May 2024 TTM	Underwriting File
Effective Gross Income Sponsor Academic Year 2024/2025 Budget	Underwriting File
Effective Gross Income UW	Underwriting File
Management Fee May 2024 TTM	Underwriting File
Management Fee Sponsor Academic Year 2024/2025 Budget	Underwriting File
Management Fee UW	Underwriting File
Repairs and Maintenance May 2024 TTM	Underwriting File
Repairs and Maintenance Sponsor Academic Year 2024/2025 Budget	Underwriting File
Repairs and Maintenance UW	Underwriting File
General and Administrative May 2024 TTM	Underwriting File
General and Administrative Sponsor Academic Year 2024/2025 Budget	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
General and Administrative UW	Underwriting File
Resident Amenities May 2024 TTM	Underwriting File
Resident Amenities Sponsor Academic Year 2024/2025 Budget	Underwriting File
Resident Amenities UW	Underwriting File
Payroll May 2024 TTM	Underwriting File
Payroll Sponsor Academic Year 2024/2025 Budget	Underwriting File
Payroll UW	Underwriting File
Marketing May 2024 TTM	Underwriting File
Marketing Sponsor Academic Year 2024/2025 Budget	Underwriting File
Marketing UW	Underwriting File
Turnover May 2024 TTM	Underwriting File
Turnover Sponsor Academic Year 2024/2025 Budget	Underwriting File
Turnover UW	Underwriting File
Utilities May 2024 TTM	Underwriting File
Utilities Sponsor Academic Year 2024/2025 Budget	Underwriting File
Utilities UW	Underwriting File
Insurance May 2024 TTM	Underwriting File
Insurance Sponsor Academic Year 2024/2025 Budget	Underwriting File
Insurance UW	Underwriting File
Real Estate Taxes May 2024 TTM	Underwriting File
Real Estate Taxes Sponsor Academic Year 2024/2025 Budget	Underwriting File
Real Estate Taxes UW	Underwriting File
Ground Lease May 2024 TTM	Underwriting File
Ground Lease Sponsor Academic Year 2024/2025 Budget	Underwriting File
Ground Lease UW	Underwriting File
Gross Receipts Tax May 2024 TTM	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Gross Receipts Tax Sponsor Academic Year 2024/2025 Budget	Underwriting File
Gross Receipts Tax UW	Underwriting File
Total Operating Expenses May 2024 TTM	Underwriting File
Total Operating Expenses Sponsor Academic Year 2024/2025 Budget	Underwriting File
Total Operating Expenses UW	Underwriting File
Net Operating Income May 2024 TTM	Underwriting File
Net Operating Income Sponsor Academic Year 2024/2025 Budget	Underwriting File
Net Operating Income UW	Underwriting File
Replacement Reserves May 2024 TTM	Underwriting File
Replacement Reserves Sponsor Academic Year 2024/2025 Budget	Underwriting File
Replacement Reserves UW	Underwriting File
Net Cash Flow May 2024 TTM	Underwriting File
Net Cash Flow Sponsor Academic Year 2024/2025 Budget	Underwriting File
Net Cash Flow UW	Underwriting File

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Closing Date Balance per Bed	Mortgage Loan Closing Date Balance divided by Total Beds
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Aggregate Individual Appraised Value per Bed	Aggregate Individual Appraised Value divided by Total Beds
Mortgage Loan Interest Rate at Term SOFR Cap	Assumed Mortgage Loan Spread plus Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) sum of a) Assumed Mortgage Loan Spread and b) Assumed One-month Term SOFR, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Initial Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Mortgage Loan Closing Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan Balloon LTV (Aggregate Individual Values)	Mortgage Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Total Loan Closing Date Balance	Mortgage Loan Closing Date Balance plus Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance per Bed	Total Loan Closing Date Balance divided by Total Beds
% of Total Loan Closing Date Balance	Total Loan Closing Date Balance divided by the aggregate sum of each Total Loan Closing Date Balance
Mezzanine Loan Closing Date Balance per Bed	Total Loan Closing Date Balance divided by Total Beds
% of Mezzanine Loan Closing Date Balance	Mezzanine Loan Closing Date Balance divided by the aggregate sum of each Mezzanine Loan Closing Date Balance
Total Loan Maturity Date Balance	Mortgage Loan Maturity Date Balance plus Mezzanine Loan Maturity Date Balance
Mezzanine Loan Interest Rate at Term SOFR Cap	Mezzanine Loan Spread plus Term SOFR Cap
Monthly Mezzanine Loan Debt Service Payment	Annual Mezzanine Loan Debt Service Payment divided by 12
Annual Mezzanine Loan Debt Service Payment	Mezzanine Loan Closing Date Balance multiplied by the sum of Assumed One-month Term SOFR and Mezzanine Loan Spread multiplied by 365/360
Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Mezzanine Loan Closing Date Balance multiplied by the sum of Mezzanine Loan Spread and Term SOFR Cap multiplied by 365/360
Monthly Total Loan Debt Service Payment	Monthly Mortgage Loan Debt Service Payment plus Monthly Mezzanine Loan Debt Service Payment

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Annual Total Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment plus Annual Mezzanine Loan Debt Service Payment
Monthly Total Loan Debt Service Payment at Term SOFR Cap	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap plus Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap
Annual Total Loan Debt Service Payment at Term SOFR Cap	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap plus Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Total Loan Closing Date LTV (Aggregate Individual Values)	Total Loan Closing Date Balance divided by Aggregate Individual Appraised Value
Total Loan Balloon LTV (Aggregate Individual Values)	Total Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
Total Loan UW NOI Debt Yield	Net Operating Income UW divided by Total Loan Closing Date Balance
Total Loan UW NCF Debt Yield	Net Cash Flow UW divided by Total Loan Closing Date Balance
Total Loan UW NOI DSCR	Net Operating Income UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap

B-3